Document And Entity Information	Apr. 15, 2022
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2022
Entity File Number	001-32639
Entity Registrant Name	TG Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3898269
Entity Address, Address Line One	2 Gansevoort Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	554-4484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001001316
Entity Emerging Growth Company	false